UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22393

Blackstone / GSO Senior Floating Rate Term Fund

(exact name of Registrant as specified in charter)

280 Park Avenue

11th Floor

New York, NY 10017

(Address of principal executive offices) (Zip code)

(Name and address of agent for service)

Marisa Beeney

280 Park Avenue

11th Floor

New York, NY 10017

Registrant’s telephone number, including area code: (800) 831-5776

Date of fiscal year end:     December 31

Date of reporting period:  September 30, 2010

Item 1. Schedule of Investments.

Interest Rate(a)/Maturity Date	Principal Amount	Market Value

FLOATING RATE LOAN INTERESTS - 127.42%
Aerospace and Defense - 0.17%
BE Aerospace, Inc., Senior Secured Tranche B Term Loan, 5.000%, 07/28/2014	$ 502,717	$ 507,900

Automobile - 0.97%
Reynolds & Reynolds Co., Senior Secured Term Loan, 5.250%, 04/16/2017	2,847,026	2,854,143

Beverage, Food and Tobacco - 1.57%
Michael Foods, Inc., Senior Secured Term B Loan, 6.250%, 07/21/2016	4,557,385	4,600,908

Broadcasting and Entertainment - 3.42%
Charter Communications, Inc., Senior Secured Term C Loan, 3.790%, 09/06/2016	2,984,962	2,916,308
Knology, Senior Secured Term Loan, 09/30/2016(b)	1,950,000	1,930,500
Nexstar Broadcasting Group, Inc., Senior Secured Term Loan,
5.000%, 09/30/2016	856,773	856,062
5.006%, 09/30/2016	1,340,081	1,338,969
SW Acquisitions Co., Senior Secured Term Loan, 5.750%, 06/01/2016	2,992,462	3,006,497

		10,048,336

Buildings and Real Estate - 5.39%
CB Richard Ellis Group, Inc., Senior Secured Tranche B Term Loan, 6.001%, 12/20/2015	1,994,897	2,000,303
CB Richards Ellis Services, Inc., Senior Secured Tranche B Term Loan, 5.500%, 12/20/2013	3,052,084	3,060,096
Custom Building Products, Inc., Senior Secured Term B Loan, 5.750%, 03/19/2015	4,880,000	4,855,600
Rental Services Corp., Senior Secured Second Lien A Loan, 4.040%, 12/02/2013	3,000,000	2,942,805
Summit Material, Senior Secured New Term Loan, 6.750%, 07/31/2014	2,992,500	2,947,613

		15,806,417

Cargo Transport - 2.68%
Kenan Advantage Group, Inc., Senior Secured Term Loan, 6.250%, 07/19/2016	3,333,333	3,356,950
Ozburn-Hessey Holdings Co., Senior Secured First Lien Term Loan, 7.500%, 04/08/2016	1,994,987	2,022,419
Ozburn-Hessey Holdings Co., Senior Secured Second Lien Loan, 10.500%, 10/08/2016	2,500,000	2,475,000

		7,854,369

Chemicals, Plastics and Rubber - 8.16%
Brenntag Holding GmbH & Co., Senior Subordinate Second Lien Loan, 6.473%, 07/17/2015	5,000,000	5,011,600
Gentek, Inc., Senior Secured Tranche B Term Loan, 7.000%, 10/29/2014	3,837,634	3,842,086
Lyondell Chemical Co., Senior Secured Term Loan, 5.500%, 04/08/2016	2,992,500	3,020,989
Nalco Co. Senior Secured Term B-1 Loan, 10/01/2016(b)	1,827,000	1,817,865
Rockwood Specialties Group, Inc., Senior Secured Tranche H Term Loan, 6.000%, 05/15/2014	2,243,275	2,254,031
Styron LLC, Senior Secured Term Loan, 7.500%, 06/14/2016	4,422,283	4,493,039
Univar Inc., Senior Secured Opeco Tranche B Loan, 3.260%, 10/10/2014	3,544,444	3,519,704

		23,959,314

Containers, Packaging and Glass - 8.12%
BWAY Corp., Senior Secured Term B Loan, 5.501%, 05/21/2017	1,889,792	1,894,044
BWAY Corp., Senior Secured Term C Loan, 5.501%, 06/08/2017	177,168	177,566
Graham Packaging Co., Inc., Senior Secured Term C Loan, 6.750%, 04/05/2014	3,979,798	4,010,781
John Henry Holdings Inc., Senior Secured Effective Date Term Advance Loan, 7.000%, 05/13/2016	5,925,000	5,895,375
Reynolds Consumer Products, Inc., 05/12/2016(b)	1,839,080	1,849,536
Reynolds Consumer Products, Inc., Senior Secured Add-On Term Loan, 5.750%, 05/05/2016	4,968,750	4,995,432
Smurfit Stone Container Corp., Senior Secured Term Loan, 6.750%, 02/10/2016	4,987,500	5,021,016

		23,843,750

Diversified Natural Resources, Precious Metals and Minerals - 1.71%
Fairmount Minerals, Ltd., Senior Secured Term B Loan, 6.750%, 08/05/2016	4,994,394	5,031,078

Diversified/Conglomerate Manufacturing - 0.63%
Polymer Group, Inc., Senior Secured Tranche 2 Term Loan, 7.000%, 11/22/2012	993,153	996,883
United Components, Inc., Senior Secured Term B Loan, 06/17/2020(b)	833,333	839,166

		1,836,049

Diversified/Conglomerate Service - 17.48%
Allied Security Holding LLC, Senior Secured Term Loan, 7.750%, 02/20/2015	1,739,512	1,748,210
Avis Budget Holdings LLC, Senior Secured Extended Term Loan, 5.750%, 04/19/2014	2,991,519	2,987,779
Datatel, Inc., Senior Secured First Lien Term Loan, 6.500%, 12/10/2015	404,635	402,612
Datatel, Inc., Senior Secured Second Lien Loan, 10.250%, 12/09/2016	3,000,000	2,985,000
Deltek Systems, Inc., Senior Secured Term B Loan, 6.250%, 04/22/2013	1,411,632	1,397,516
infoGROUP, Inc., Senior Secured Term B Loan, 6.250%, 05/18/2016	4,987,500	5,004,333
Johnson Diversey, Inc., Senior Secured Tranche B Dollar Term Loan, 5.500%, 11/24/2015	4,746,166	4,765,958
Kronos, Inc., Senior Secured Second Lien Loan, 6.283%, 06/11/2015	4,000,000	3,779,000
Language Line, Inc., Senior Secured Term B Loan, 5.500%, 11/04/2015	4,979,937	4,906,782
N.E.W. Customer Service Cos., Inc., Senior Secured Term Loan, 6.000%, 03/23/2016	4,799,586	4,766,588
Savvis, Inc., Senior Secured Term Loan, 6.750%, 07/30/2016	5,520,000	5,552,789
Sitel / Clientlogic Corp., Senior Secured Term Loan, 6.031%, 01/30/2014	3,500,000	3,198,125
TNS, Inc., Senior Secured Term Loan, 6.000%, 11/18/2015	5,000,000	5,023,450
US Investigation Services, Inc., Senior Secured Tranche D Incremental Term Loan, 7.750%, 02/21/2015	4,773,750	4,794,635

		51,312,777

Ecological - 4.60%
Advanced Disposal Services, Inc., Senior Secured Term B Loan, 5.750%, 01/14/2015	4,987,437	5,012,374
Casella Waste Systems, Inc., Senior Secured Term B Loan, 7.000%, 04/09/2014	2,867,636	2,887,352
PSC, LLC, Senior Secured Term Loan, 7.250%, 07/27/2016	5,586,000	5,599,965

		13,499,691

Electronics - 12.92%
Airvana, Inc., Senior Secured Term Loan, 08/24/2014(b)	2,716,667	2,696,292
Aspect Software, Inc., Senior Secured Term B Loan, 6.250%, 05/07/2016	4,375,931	4,373,197
CDW Corp., Senior Secured Term Loan, 4.257%, 10/10/2014	3,979,849	3,673,679

Intergraph Corp., Senior Secured First Lien Term Loan, 6.019%, 05/29/2014	4,180,500	4,187,001
L-1 Identity Solutions, Inc., Senior Secured Tranche B-1 Term Loan, 6.750%, 08/05/2013	3,551,300	3,545,760
L-1 Identity Solutions, Inc., Senior Secured Tranche B-2 Term Loan, 7.250%, 08/05/2013	2,874,130	2,877,722
Protection One Alarm Monitoring, Inc., Senior Secured Term B Loan, 6.000%, 06/04/2016	5,077,275	5,089,968
Spansion, Inc., Senior Secured Term Loan, 7.500%, 02/09/2015	4,977,494	5,018,981
Vertafore, Inc., Senior Secured Term Loan, 6.750%, 07/29/2016	6,428,333	6,455,461

		37,918,061

Farming and Agriculture - 2.73%
Bolthouse Farms, Inc., Senior Secured First Lien Term Loan, 5.500%, 02/08/2016	1,995,000	1,997,903
Bolthouse Farms, Inc., Senior Secured Second Lien Loan, 9.500%, 08/11/2016	3,000,000	3,013,605
Butler Animal Health, Senior Secured Term Loan, 5.500%, 12/31/2015	2,992,462	2,998,671

		8,010,179

Finance - 7.13%
Fidelity National Information Services, Inc., Senior Secured Term B Loan, 5.250%, 07/12/2014	4,000,000	4,037,100
Green Tree Credit Solutions LLC, Senior Secured Initial Term Loan, 8.000%, 12/18/2015	3,598,822	3,553,836
Interactive Data Corp., Senior Secured Term Loan, 6.750%, 01/29/2017	4,987,500	5,052,412
NCO Group, Inc., Senior Secured B Advance Term Loan, 7.432%, 05/15/2013	4,880,025	4,626,264
Sungard Data Systems, Inc., Senior Secured Incremental Term Loan, 6.750%, 02/28/2014	3,625,436	3,649,908

		20,919,520

Grocery - 1.36%
Roundy’s, Inc., Senior Secured Second Lien Loan, 10.000%, 12/03/2014	1,000,000	1,019,685
Roundy’s, Inc., Senior Secured Tranche B Term Loan, 3.758%, 11/03/2013	2,984,496	2,977,035

		3,996,720

Healthcare, Education and Childcare - 8.86%
1-800 Contacts, Inc., Senior Secured Term Loan, 7.700%, 03/04/2015	4,846,249	4,797,786
Alliance Healthcare Services, Inc., Senior Secured Term B Loan, 5.500%, 06/02/2016	2,984,962	2,948,904
Ardent Medical Services, Inc., Senior Secured Term Loan, 6.500%, 09/15/2015	5,027,867	4,952,449
Aurora Diagnostics LLC, Senior Secured Term B Loan, 6.251%, 05/21/2016	4,987,500	4,912,688

Universal Health Services, Inc. Senior Secured Term B Loan, 07/28/2016(b)	4,000,000	4,026,260
Valeant Pharmaceuticals International, Senior Secured Term Loan, 09/21/2016(b)	93,458	94,410
Valeant Pharmaceuticals International, Senior Secured Term B Loan, 09/21/2016(b)	373,832	377,641
Warner Chilcott PLC, Senior Secured Term A Loan, 6.000%, 10/30/2014	1,468,181	1,451,664
Warner Chilcott PLC, Senior Secured Term B-1 Loan, 6.250%, 04/30/2015	708,705	710,360
Warner Chilcott PLC, Senior Secured Term B-2 Loan, 6.250%, 04/30/2015	1,180,122	1,182,878
Warner Chilcott PLC, Senior Secured Term B-3 Loan, 6.250%, 04/30/2015	551,362	552,649

		26,007,689

Home And Office Furnishings, Housewares and Durable Consumer Products - 3.47%
Advantage Sales and Marketing, Senior Secured Second Lien Loan, 8.500%, 05/05/2017	6,000,000	6,000,000
Clopay Ames True Temper Holding Corp., Senior Secured Term Facility Loan, 09/28/2016(b)	4,166,667	4,190,104

		10,190,104

Insurance - 1.47%
Alliant Holdings, Inc., Senior Secured Tranche C Incremental Term Loan, 8.000%, 08/21/2014	3,162,261	3,134,591
AmWINS Goup, Inc., Senior Secured Second Lien Loan, 5.800%, 06/08/2014	1,377,865	1,181,519

		4,316,110

Leisure, Amusement and Entertainment - 5.74%
Bass Pro Group LLC, Senior Secured Term Loan, 5.056%, 04/10/2015	2,985,000	2,996,940
Cedar Fair LP, Senior Secured Term B Loan, 5.500%, 12/15/2016	4,886,500	4,931,871
FoxCo Acquisition Sub, LLC, Senior Secured Term Loan, 7.500%, 07/14/2015	4,977,151	4,927,379
Universal City Development Partners, Ltd., Senior Secured Term B Loan, 5.500%, 11/06/2014	3,969,925	3,992,673

		16,848,863

Machinery (Non Agricultural; Non Construction; Non Electronic) - 1.98%
Dresser, Inc., Senior Secured Second Lien Loan, 6.112%, 05/04/2015	5,200,000	5,042,908
Sensus Metering Systems, Inc. Senior Secured Term B-3 Loan, 7.000%, 06/03/2013	792,226	772,421

		5,815,329

Oil and Gas - 5.46%
Calumet Lubricants 4.376%, 01/03/2015	945,863	885,564
CITGO Petroleum Corp., Senior Secured Term B Loan, 8.000%, 06/24/2015	1,975,000	1,985,497
CITGO Petroleum Corp., Senior Secured Term C Loan, 9.000%, 06/24/2017	1,995,000	2,037,543
First Reserve Crestwood Holdings Corp., Senior Secured Term Loan, 10/01/2016(b)	4,500,000	4,410,000
FR Brand Acquisition, Senior Secured Second Lien B-2 Loan, 7.388%, 02/07/2015	2,000,000	1,776,670
Sheridan Production Co., Senior Secured Term Loan,
7.500%, 04/20/2017	331,499	329,013
7.500%, 04/20/2017	542,724	538,653
7.500%, 04/20/2017	4,095,777	4,065,059

		16,027,999

Personal and Nondurable Consumer Products - 2.38%
Hanes Brands, Inc., Senior Secured Term Loan, 5.250%, 12/10/2015	2,000,000	2,021,510
Revlon Consumer Products Corp., Senior Secured New Term Loan, 6.250%, 03/11/2015	4,979,987	4,967,986

		6,989,496

Personal, Food and Miscellaneous Services - 5.48%
Advance Pierre Foods, Senior Secured Fist Lien Term Loan, 09/29/2016(b)	4,924,243	4,825,758
Denny’s Corp., Senior Secured Term Loan, 09/20/2016(b)	4,000,000	4,010,000
NBTY, Inc., Senior Secured Term Loan, 09/21/2016(b)	2,212,389	2,236,449
Sedgwick CMS, Inc., Senior Secured Second Lien Loan, 9.000%, 05/10/2017	5,000,000	5,000,000

		16,072,207

Printing and Publishing - 1.55%
CW Acquisition LP, Senior Secured Term B Loan, 9.000%, 07/01/2010	4,547,500	4,560,301

Retail Stores - 2.03%
Sagittarius Brands Inc., Senior Secured Term Loan, 7.500%, 12/30/2040	2,971,875	2,951,443
Toys R Us, Senior Secured Term Loan, 5.829%, 08/17/2016	3,000,000	3,006,345

		5,957,788

Telecommunications - 7.22%
Avaya, Inc., Senior Secured Term B-2 Loan, 10.500%, 10/24/2014	4,965,107	5,123,394
Cincinnati Bell, Inc., Senior Secured Tranche B Term Loan, 6.500%, 06/10/2017	4,975,000	5,018,531
Global Tel Link, Senior Secured Term Loan, 6.000%, 03/02/2016	1,994,987	2,001,631
MidContinent Communications 6.250%, 01/30/2017	5,000,000	5,023,950
Telcordia Technologies, Inc., Senior Secured Term Loan, 6.750%, 04/30/2016	3,990,000	4,013,701

		21,181,207

Utilities - 2.74%
Aquilex Holdings LLC, Senior Secured Term Loan, 5.500%, 04/01/2016	3,340,784	3,340,784
New Development Holdings LLC (Calpine), Senior Secured Term B Loan, 7.000%, 05/22/2012	4,618,425	4,696,776

		8,037,560

TOTAL FLOATING RATE LOAN INTERESTS (Amortized Cost $371,065,594)		374,003,865

CORPORATE BONDS - 9.58%
Beverage, Food and Tobacco - 1.56%
Logan’s Roadhouse 0.000%, 10/15/2017(c)	3,000,000	3,067,500
Michael Foods, Inc., Senior Unsecured Bond, 9.750%, 07/15/2018(c)	1,400,000	1,505,000

		4,572,500

Broadcasting and Entertainment - 2.84%
Insight Communications Co. Inc 9.375%, 07/15/2018(c)	3,000,000	3,202,500
Mediacom Broadband LLC, Senior Unsecured Bond, 8.500%, 10/15/2015	5,000,000	5,137,500

		8,340,000

Chemicals, Plastics and Rubber - 0.76%
Lyondell Chemical Co., Senior Secured Bond, 11.000%, 05/01/2018	2,000,000	2,222,500

Containers, Packaging and Glass - 1.11%
BWAY Holding Co., Senior Unsecured Bond, 10.000%, 06/15/2018(c)	3,000,000	3,262,500

Healthcare, Education and Childcare - 0.70%
Alere, Inc. 9.000%, 05/15/2016	2,000,000	2,070,000

Leisure, Amusement and Entertainment - 0.74%
Universal City Development Partners Ltd., UCDP Finance, Inc. 10.875%, 11/15/2016	2,000,000	2,175,000

Personal, Food and Miscellaneous Services - 0.11%
NBTY, Inc. 9.000%, 10/01/2018(c)	300,000	316,500

Telecommunications - 1.76%
Hughes Network Systems LLC, Senior Unsecured Bond, 9.500%, 04/15/2014(c)	4,955,000	5,153,200

TOTAL CORPORATE BONDS (Amortized Cost $26,885,934)		28,112,200

Total Investments - 137.00% (Cost $397,951,528)		$402,116,065

Liabilities in Excess of Other Assets - (37.00)%		(108,591,247)

Net Assets - 100.00%		$293,524,818

(a)

The interest rate shown represents the rate at period end. Floating-rate loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, floating-rate loans typically have an expected average life of two to four years. Floating-rate loans typically have rates of interest which are re-determined periodically, either daily, monthly, quarterly or semi-annually by reference to a floating base lending rate, primarily London Interbank Offered Rate (LIBOR), plus a premium.

(b)	All or a portion of this position has not settled as of September 30, 2010. Contract rates do not take effect until settlement date.
(c)

Security exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Adviser and may be resold, normally to qualified buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $16,507,200, which represents approximately 5.62% of net assets as of September 30, 2010.

Blackstone/GSO Senior Floating Rate Term Fund

September 30, 2010 (Unaudited)

NOTE 1. ORGANIZATION

Blackstone / GSO Senior Floating Rate Term Fund (the “Fund”) is a newly organized, non-diversified, closed-end management investment company. The Fund was organized in Delaware on March 4, 2010. The Fund was registered under the Investment Company Act of 1940, as amended (the “1940 Act”), on March 5, 2010. The Fund commenced operations on May 26, 2010. Prior to that, the Fund had no operations other than matters relating to its organization and the sale and issuance of 5,235.602 common shares of beneficial interest in the Fund to GSO / Blackstone Debt Funds Management LLC (the “Adviser”) at a price of $19.10 per share. The Adviser serves as the Fund’s investment adviser. The Fund’s common shares are listed on the New York Stock Exchange (the “Exchange”) and trade under the ticker symbol “BSL.”

The Fund’s primary investment objective is to seek high current income, with a secondary objective to seek preservation of capital, consistent with its primary goal of high current income. Under normal market conditions, at least 80% of the Fund’s assets will be invested in senior secured, floating rate loans (“Senior Loans”). Senior Loans are made to U.S. and, to a limited extent, non U.S. corporations, partnerships and other business entities (“Borrowers”) which operate in various industries and geographical regions.

The Fund is classified as “non-diversified” under the 1940 Act. As a result, it can invest a greater portion of it’s assets in obligations of a single issuer than a “diversified” fund. The Fund may therefore be more susceptible than a diversified fund to being adversely affected by any single corporate, economic, political, or regulatory occurrence.

Absent shareholder approval to extend the term of the Fund, the Fund will dissolve on or about May 31, 2020. Upon dissolution, the Fund will distribute substantially all of its net assets to shareholders, after making appropriate provision for any liabilities of the Fund. Pursuant to the Amended and Restated Agreement and Declaration of Trust, prior to the date of dissolution a majority of the board of trustees, with the approval of a majority of the shareholders entitled to vote (as defined in the 1940 Act) may extend the life of the Fund. If approved, the dissolution date of the Fund may be extended by a period of two years or such shorter time as may be determined. However, the dissolution date of the Fund may be extended an unlimited number of times.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund and are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

The Financial Accounting Standards Board (“FASB”) issued The Accounting Standards CodificationTM to establish a framework of accounting principles used in the preparation of financial statements that are presented in conformity with GAAP. The FASB Accounting Standards Codification (“ASC”) is the source of authoritative accounting principles recognized by the FASB.

Cash Equivalents: Cash equivalents are funds (proceeds) temporarily invested in original maturities of ninety days or less.

Portfolio Valuation: Net asset value per common share (the “NAV”) will be determined daily on each day that the Exchange is open for business, as of the close of the regular trading session on the Exchange. The Fund calculates the NAV by subtracting liabilities (including accrued expenses or dividends) from the total assets of the Fund (the value of the securities plus cash or other assets, including interest accrued but not yet received) and dividing the result by the total number of outstanding common shares of the Fund.

The Fund values its floating rate loan interests primarily by using the mid☐price of market quotations from a nationally recognized loan pricing service. The methodology used by the Fund’s nationally recognized loan pricing provider, for composite loan prices, includes collection of bank loan data from dealers, further evaluation of that data, and creation of composite and model prices for loans. Short-term debt investments, if any, having a remaining maturity of 60 days or less when purchased would be valued at cost adjusted for amortization of premiums and accretion of discounts. Any investments and other assets for which such current market quotations are not readily available are valued at fair value (“Fair Valued Assets”) as determined in good faith under procedures established by, and under the general supervision and responsibility of, the Fund’s Board of Trustees.

Non-U.S. securities are valued by translating available quotes into U.S. dollar equivalents, if the quotes are considered reliable, and are otherwise valued at fair value. Over-the-counter options would be priced on the basis of dealer quotes. Other types of derivatives for which quotes may not be available would be valued as Fair Valued Assets.

In accordance with ASC 820, Fair Value Measurements and Disclosures, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk; for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/ or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1—Unadjusted quoted prices in active markets for identical investments at the measurement date.

Level 2—Significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3—Significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments).

The valuation techniques used by the Fund to measure fair value during the period ended September 30, 2010 maximized the use of observable inputs and minimized the use of unobservable inputs. The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s investments carried at value:

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Floating Rate Loan Interests	$-	$374,003,865	$-	$374,003,865
Corporate Bonds	-	28,112,200	-	28,112,200
Total	$-	$402,116,065	$-	$402,116,065

All securities of the Fund were valued using Level 2 inputs during the period ended September 30, 2010. Thus a reconciliation of assets in which significant unobservable inputs (Level 3) were used is not applicable for the Fund.

^For detailed descriptions of classifications, see the accompanying Portfolio of Investments.

New Accounting Pronouncement: In January 2010, the FASB issued Accounting Standards Update “Improving Disclosures about Fair Value Measurements” (“ASU”). The ASU requires enhanced disclosures about a) transfers into and out of Levels 1 and 2, and b) purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. The first disclosure is effective for the first reporting period beginning after December 15, 2009, and for interim periods within those fiscal years. There were no significant transfers in to or out of Levels 1 and 2 during the current period presented.

The second disclosure will become effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact this disclosure may have on the Fund’s financial statements.

Foreign Currency Translation: The Fund may invest a portion of its assets in foreign securities. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate prevailing at the end of the period, and purchases and sales of investment securities, income and expenses transacted in foreign currencies are translated at the exchange rate on the dates of such transactions. Foreign currency gains and losses result from fluctuations in exchange rates between trade date and settlement date on securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received.

Restricted and Illiquid Securities: The Fund may purchase certain securities eligible for resale to qualified institutional buyers as contemplated by Rule 144A under the Securities Act of 1933, as amended (the “Securities Act”) (“Rule 144A Securities”). Rule 144A provides an exemption from the registration requirements of the Securities Act for the resale of certain restricted securities to certain qualified institutional buyers. One effect of Rule 144A is that certain restricted securities may be considered liquid, though no assurance can be given that a liquid market for Rule 144A Securities will develop or be maintained. However, where a substantial market of qualified institutional buyers has developed for certain unregistered securities purchased by the Fund pursuant to Rule 144A under the Securities Act, the Fund intends to treat such securities as liquid securities in accordance with procedures approved by the Fund’s Board of Trustees. Because it is not possible to predict with assurance how the market for Rule 144A Securities will develop, the Fund’s Board of Trustees has directed the Adviser to monitor carefully the Fund’s investments in such securities with particular regard to trading activity, availability of reliable price information and other relevant information. To the extent that, for a period of time, qualified institutional buyers cease purchasing restricted securities pursuant to Rule 144A, the Fund’s investing in such securities may have the effect of increasing the level of illiquidity in its investment portfolio during such period.

As of September 30, 2010, the Fund has investments in Rule 144A Securities totaling $16,507,200, which represents approximately 5.62% of net assets.

Fair Value of Financial Instruments: The fair values of assets and liabilities which qualify as financial instruments under ASC 825-10-50, Disclosures About Fair Value of Financial Instruments, approximate the carrying amounts presented in the accompanying consolidated statement of financial condition.

NOTE 3. UNREALIZED APPRECIATION/ (DEPRECIATION)

On September 30, 2010, based on cost of $397,951,528 or federal income tax purposes, aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $5,025,486 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $860,949, resulting in net unrealized appreciation of $4,164,537.

Item 2. Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this Report.

(b)

There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Blackstone / GSO Senior Floating Rate Term Fund

By:	/s/ Daniel H. Smith, Jr.
Daniel H. Smith, Jr. (Principal Executive Officer)
Chairman, Chief Executive Officer and President

Date:	November 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Blackstone / GSO Senior Floating Rate Term Fund

By:	/s/ Daniel H. Smith, Jr.
Daniel H. Smith, Jr. (Principal Executive Officer)
Chairman, Chief Executive Officer and President

Date:	November 29, 2010

By:	/s/ Eric Rosenberg
Eric Rosenberg (Principal Financial Officer)
Treasurer and Chief Financial Officer

Date:	November 29, 2010